Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of accumulated other comprehensive loss
Presented in the table below are the changes in accumulated other comprehensive loss by component, net of tax, for the years ended December 31, 2025, 2024 and
2023
:

	Defined Benefit Plans			Gain (Loss) on Cash Flow Hedge	Gain (Loss) on Fixed- Income Securities	Accumulated Other Comprehensive Income (Loss)
	Employee Benefit Plan Funded Status	Amortization of Prior Service Cost	Amortization of Actuarial Loss
Beginning balance as of January 1, 2023	$(93)	$1	$70	$(1)	$—	$(23)
Other comprehensive (loss) income before reclassification	(3)	—	—	(8)	4	(7)
Amounts reclassified from accumulated other comprehensive income	—	—	4	—	—	4

Net other comprehensive (loss) income	(3)	—	4	(8)	4	(3)

Ending balance as of December 31, 2023	$(96)	$1	$74	$(9)	$4	$(26)

Other comprehensive income (loss) before reclassification	1	—	—	39	(2)	38

Net other comprehensive income (loss)	1	—	—	39	(2)	38

Ending balance as of December 31, 2024	$(95)	$1	$74	$30	$2	$12

Other comprehensive (loss) income before reclassification	—	—	—	(4)	1	(3)
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	1	—	(4)	(3)

Net other comprehensive income (loss)	—	—	1	(4)	(3)	(6)
Ending balance as of December 31, 2025	$(95)	$1	$75	$26	$(1)	$6

Schedule of dividends declared	Presented in the table below is the per share cash dividends paid for the years ended December 31:

	2025	2024	2023
December	$0.8275	$0.7650	$0.7075
September	$0.8275	$0.7650	$0.7075
June	$0.8275	$0.7650	$0.7075
March	$0.7650	$0.7075	$0.6550